DEBT (Details - Convertible notes) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Noes payable current - convertible option, gross	$ 208,200	$ 208,150
Less: unamortized debt discount	(125,067)	(27,150)
Notes payable current - convertible option, net	$ 83,133	$ 181,000